Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Residential loans	180 days
Other loans	90 days
Nonaccrual loans and loans past due	90 days
Mortgage loans	30 years
Private mortgage insurance, percentage	95.00%
Borrow up percentage	90.00%
Loan to value ration	80.00%
Estimated value percentage	80.00%
Loans term	25 years
Loans secured percentage	90.00%
Loans held for sale	$ 877,000	$ 110,000
Amortization related to mortgage servicing rights	15,000	17,000
Carrying value of mortgage servicing rights	203,000	163,000
Mortgage servicing rights	203,000	207,000
Mortgage loans and sold to the federal home loan bank	25,300,000	20,400,000
Loan servicing fee income. servicing fees	54,000	3,000
Lender reserve account held	465,000	331,000
Total contributions			$ 61,400,000	$ 135,800,000
Contribution percentage			5.00%	5.00%
Expense related to the plan	$ 390,000	$ 439,000
Total ESOP shares (in Shares)	110,660	110,660
Deposit maturity term	90 days
Goodwill
Carrying value of goodwill		947,000
Operating segment	1
Retain earnings	$ 414,000
Deferred tax asset	$ 137,000
Reportable operating segment	1
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value of goodwill	$ 947,000
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits from related parties	$ 2,400,000	$ 1,700,000
Buildings [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	40 years
Multi-family and Nonresidential Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated value percentage	80.00%
Consumer lending [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated value percentage	80.00%
Home Equity Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated value percentage	90.00%
AFTAP [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted funding target attainment percentage	82.02%
Supplemental Employee Retirement Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Total ESOP shares (in Shares)	226,313	226,313
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Adjustment to allowance for loan losses			$ 54,000
Maximum [Member] | Building Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	40 years
Maximum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	10 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Adjustment to allowance for loan losses			$ 497,000
Minimum [Member] | Building Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	10 years
Minimum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years
Initial public offering [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill	$ 14,500,000
Contributed Employee Stock Ownership Plan (ESOP) [Member]
Summary of Significant Accounting Policies [Line Items]
Expense related to the plan	$ 0	$ 0